                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                ----------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sansar Capital Management, L.L.C.
Address:  152 West 57th Street, 8th Floor
          New York, NY 10019

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard B. Astorga
Title:  Chief Operating Officer/CFO/CCO
Phone:  212-399-8982

Signature, Place, and Date of Signing:

/s/ Richard B. Astorga      New York, NY              May 17, 2010
--------------------------  ------------------------  ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number           Name
       28-
          ---------------             -------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total:  $130,989
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number      Name

                       SANSAR CAPITAL MANAGEMENT, L.L.C.

                FORM 13F INFORMATION TABLE AS OF MARCH 31, 2010

                                                                                                       VOTING AUTHORITY
                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP   X($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED NONE
--------------               --------------- --------- -------- --------- --- ---- -------- -------- --------- ------ ----
CHANGEYOU.COM LTD            ADS REP CL A    15911M107     689     22,357 SH         SOLE               22,357
CHINA INFORMATION SEC TECH I COM             16944F101   7,511  1,481,369 SH         SOLE            1,481,369
CITIGROUP INC.               COM             172967101   6,175    190,000 SH  CALL   SOLE              190,000
COMMERCIAL METALS            COM             201723103     239     19,150 SH  CALL   SOLE               19,150
GIANT INTERACTIVE GROUP      ADR             374511103   3,922    516,000 SH         SOLE              516,000
MELCO CROWN ENTERTAINMENT    ADR             585464100   5,043  1,050,615 SH         SOLE            1,050,615
PERFECT WORLD CO LTD         SPON ADR REP B  71372U104  16,981    453,427 SH         SOLE              453,427
RENESOLA LTD                 SPON ADR        75971T103   1,545    261,000 SH         SOLE              261,000
SEABRIDGE GOLD INC           COM             811916105  53,062  2,178,250 SH         SOLE            2,178,250
SEARCHMEDIA HOLDINGS LTD     SHS             G8005Y106     531    112,687 SH         SOLE              112,687
THE9 LIMITED                 ADR             88337K104   2,584    367,570 SH         SOLE              367,570
3SBIO INC.                   SPON ADR        88575Y105   1,620    130,894 SH         SOLE              130,894
VALERO ENERGY CORP           COM             91913Y100  31,087  1,578,000 SH         SOLE            1,578,000